NET REVENUES - Schedule of Changes in Deferred Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NET REVENUES
Balance at the beginning of the period	¥ 252,145,949	¥ 219,717,574
Cash received in advance, net of VAT	295,839,038	261,312,149
Acquisition of Youru and subsequent movement	(198,332)	(1,336,197)
Revenue recognized from opening balance of deferred revenue	(156,304,362)	(122,951,789)
Revenue recognized from deferred revenue arising during the year	(109,645,083)	(102,430,097)
Disposal of equity interests in subsidiaries for deconsolidation	(18,830)
Change of refund liabilities	(1,781,574)	(2,165,691)
Balance at the end of the period	¥ 280,036,806	¥ 252,145,949